Income Taxes (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Taxes [Abstract]
Income tax expenses	$ 400	$ (276,600)
Percentage of pre-tax loss	0.00%	12.50%